Debt (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 12, 2021 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Apr. 12, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Revolving term credit facility
Drawdowns			$ 150.0
Repayment			(150.0)
Credit Facility
Revolving term credit facility
Size of facility		$ 1,000.0
Drawdowns	$ 150.0		150.0
Repayment			$ (150.0)
Maximum borrowing capacity					$ 1,000.0
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.00%
Standby fee (as a percent)		0.20%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.05%
Standby fee (as a percent)		0.41%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.05%
Credit Facility | SOFR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		1.10%
Credit Facility | SOFR | Top
Revolving term credit facility
Spread on variable rate (as a percent)		2.30%
FNBC Credit Facility
Revolving term credit facility
Maximum borrowing capacity		$ 100.0
Letter of credit
Revolving term credit facility
Maximum borrowing capacity	$ 18.8			$ 25.5
Number of letter of credit | item		3